Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income taxes
Note 10—Income taxes
Taxes on income comprise the taxes paid or owed in the individual countries, as well as deferred taxes. Current and deferred taxes can be analysed as follows:

€ million	2025	2024	2023
Current income tax
Current income tax charge on result of the year	127	(55)	(567)
Adjustments in respect of prior periods	(4)	(6)	6
Foreign withholding taxes	(1)	(9)	(8)

Total current income tax	122	(70)	(569)
Deferred income tax
Relating to origination and reversal of temporary differences	(69)	37	249
Relating to tax losses carried forward	(13)	0	340
Changes in tax rate	0	(21)	(1)
Adjustment of prior years	(18)	(1)	(195)

Total deferred income tax	(101)	15	393
Income tax expense per consolidated income statement	21	(55)	(176)
Consolidated statement of changes in equity
Current and Deferred Income tax related to items (charged) or credited directly in equity
Post-employment benefit obligation	4	1	—
Impact of currency translation	23	(12)	11
Net investment hedge – current tax	(8)	4	(6)
Cash flow hedge – current tax	6	—	—
Fair value hedge – current tax	3	—	—
Income tax relating to treasury shares impairment expense or reversal	(19)	20	—
Tax impact on Perpetual Bond	4	6	14

Current and deferred income taxes reported in equity	13	19	19

A re
conciliation between the income tax benefit / (expense) and the profit before tax of the Group
m
ultiplied by a theoretical tax rate of 26.12% (2024: 27.19
%, 2023: 27.19%) which corresponds to the Luxembourg domestic tax rate for the year ended 31 December 2025 is as follows:

€ million	2025	2024	2023
Profit / (loss) before tax	(115)	82	(728)
Multiplied by theoretical tax rate	30	(22)	198
Effect of different foreign tax rates	(8)	8	(8)
Tax exempt Income	2	5	—
Non-deductible expenditures	(15)	(6)	(2)
Taxes related to prior years	(8)	(7)	6
Effect of changes in tax rate	0	(21)	—
Other changes in group tax provision not included in separate lines	38	—	(3)
Impairment on investments in subsidiaries and other assets	17	7	(167)
Impact of deferred taxes	(24)	(8)	(193)
Foreign withholding taxes	(2)	(9)	(8)
Foreign exchange impact and other	(9)	(2)	1

Income tax reported in the consolidated income statement	21	(55)	(176)

Changes in group tax provision
Changes in group tax provisions of EUR 38 million tax benefit (2024: EUR 0, 2023: additional provision of EUR 7 million) mainly relates to the release of the withholding tax provision for India for EUR 29 million and recognition of the additional tax receivable of EUR 16 million following the positive decision of the Indian Supreme Court. This tax benefit was partially compensated by the additional tax due in the Netherlands of EUR 12 million.
Impairment on investments in subsidiaries and other assets
The total tax benefit impact of EUR

17

million relates to the net impairment charges of EUR 64 million (2024: EUR 7 million benefit; 2023: EUR 167 million expense) taken on the carrying value of intercompany receivables held by entities in
Luxembourg.
Impact of deferred taxes
The total negative effective tax rate impact of EUR 24 million (2024: EUR 8 million; 2023: EUR 193 million) is mainly due to (i) tax losses for which no deferred tax benefit is recognized in Luxembourg (EUR 32 million) and Israel (EUR 2 million) and (ii) de-recognition of deferred tax assets for investment tax credits (EUR 7 million) partially compensated by the benefit of EUR 16 million associated with the Company’s active trade or business of a foreign corporation in the United States.
Foreign exchange impact and others
Mainly relates to the tax impact of the release of currency translation reserve due to the liquidation of certain Group subsidiaries (EUR 2 million), yearly currency variances (EUR 4 million) and tax effect of intercompany elimination (EUR 2 million).

Long term tax receivables
An amount of EUR 155 million (2024: EUR 0) was recognized as a long term tax receivable in the United States. This balance primarily relates to refunds expected from the Internal Revenue Service following the submission of certain refund claims.
OECD Pillar Two regulations
The Organisation for Economic
Co-operation
and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting published the Pillar Two model rules designed to address the tax challenges arising from the digitalisation of the global economy.
The Group is within the scope of the OECD Pillar Two model rules. Pillar Two legislation was enacted in Luxembourg, the jurisdiction in which the Ultimate Parent Entity is incorporated and came into effect from 1 January 2024. Therefore, the Ultimate Parent Entity applies the Income Inclusion Rule for all jurisdictions where Qualifying Domestic Minimum
Top-Up
Tax (‘QDMTT’) rules were not enacted.
The Group applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.
The
top-up
tax due under Pillar Two model rules was calculated based on the OECD transitional safe harbour rules except for some smaller jurisdictions where a fully-fledged calculation was performed. According to these calculations SES should be liable to an immaterial amount of top-up
tax.